UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wesley Capital Management, LLC
Address:    535 Madison Avenue, 26th Floor
            New York, NY 10022

13F File Number:

The institutional investment managers filing this report and the persons by whom it is signed hereby represent that the persons signing the report are authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Arthur  Wrubel
Title:      President & Chief Executive Officer
Phone:      212-421-7002

Name:       John Khoury
Title:      Managing Member
Phone:      212-421-7002

Signature, Place, and Date of Signing:

   /s/ Arthur Wrubel              New York, NY               November 10, 2005
   -----------------             -------------               -----------------
      [Signature]                [City, State]                     [Date]

   /s/ John Khoury                New York, NY               November 10, 2005
   -----------------             -------------               -----------------
      [Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


      13F File Number             Name

      28-____________             _________________________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                            ----------------

Form 13F Information Table Entry Total:           37
                                            ----------------

Form 13F Information Table Value Total:     $     807,401
                                            ----------------
                                                (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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            Column 1                  Column 2   Column 3     Column 4             Column 5                   Column 6      Column 7


                                      TITLE OF                               SHARES OR              PUT/      INVESTMENT    OTHER
         NAME OF ISSUER                CLASS      CUSIP       VALUE (000)     PRN AMT    SH/PRN     CALL      DISCRETION
------------------------------------------------------------------------------------------------------------------------------------
CORRECTIONS CORP AMER NEW              Common    22025Y407    98,728,580    2,486,866      SH               SHARED-DEFINED   NONE
WEYERHAEUSER CO                        Common    962166104    70,097,500    1,019,600      SH               SHARED-DEFINED   NONE
PEP BOYS MANNY-MOE &JACK               Common    713278109    68,102,488    4,920,700      SH               SHARED-DEFINED   NONE
CARRAMERICA REALTY CORPORATION         Common    144418100    65,903,540    1,833,200      SH               SHARED-DEFINED   NONE
SHURGARD STORAGE CENTERS INC           Common    82567D104    60,983,725    1,091,529      SH               SHARED-DEFINED   NONE
HOME PROPERTIES INC                    Common    437306103    46,271,825    1,178,900      SH               SHARED-DEFINED   NONE
MULTIPLEX GROUP (THE)                  Common    9HH01N6L3    37,607,277   16,168,914      SH               SHARED-DEFINED   NONE
CBRL GROUP INC                         Common    12489V106    33,624,017      998,931      SH               SHARED-DEFINED   NONE
POST PROPERTIES INC                    Common    737464107    33,573,425      901,300      SH               SHARED-DEFINED   NONE
FAIRMONT HOTELS & RESORTS INC.         Common    305204109    32,704,812      978,600      SH               SHARED-DEFINED   NONE
ALEXANDER & BALDWIN INC                Common    014482103    25,950,667      487,428      SH               SHARED-DEFINED   NONE
SUN COMMUNITIES INC                    Common    866674104    23,882,040      729,000      SH               SHARED-DEFINED   NONE
McDONALD'S  CORP.                      Option    5801309AE    19,074,900       19,564               CALL    SHARED-DEFINED   NONE
ARBOR REALTY TRUST, INC.               Common    038923108    17,923,023      637,830      SH               SHARED-DEFINED   NONE
GLIMCHER REALTY TRUST                  Common    379302102    16,720,351      683,300      SH               SHARED-DEFINED   NONE
ALEXANDERS INC.                        Common    014752109    16,389,000       60,700      SH               SHARED-DEFINED   NONE
JER INVESTORS TRUST INC.               Common    46614H301    15,168,594      839,900      SH               SHARED-DEFINED   NONE
ORIGEN FINANCIAL, INC.                 Common    68619E208    14,516,285    1,917,607      SH               SHARED-DEFINED   NONE
CONSOLIDATED-TOMOKA LAND CO(FLORIDA)   Common    210226106    13,355,200      196,400      SH               SHARED-DEFINED   NONE
URSTADT BIDDLE PROPERTIES INC.         Common    917286205    13,271,822      875,450      SH               SHARED-DEFINED   NONE
APARTMENT INVT & MGMT CO               Common    03748R101    12,196,310      314,500      SH               SHARED-DEFINED   NONE
WEYERHAEUSER CO                        Option    9621609AK     9,440,880        6,672               CALL    SHARED-DEFINED   NONE
FELCOR LODGING TRUST INC               Common    31430F101     8,932,440      589,600      SH               SHARED-DEFINED   NONE
ONE LIBERTY PROPERTIES INC             Common    682406103     7,936,325      398,610      SH               SHARED-DEFINED   NONE
W.P. CAREY & CO.  LLC                  Common    92930Y107     7,709,888      286,400      SH               SHARED-DEFINED   NONE
INTERSTATE HOTELS & RESRTS INC         Common    46088S106     6,936,452    1,491,710      SH               SHARED-DEFINED   NONE
AAMES INVESTMENT CORPORATION           Common    00253G108     6,877,856    1,095,200      SH               SHARED-DEFINED   NONE
NEW CENTURY FINANCIAL CORP             Common    6435EV108     6,347,250      175,000      SH               SHARED-DEFINED   NONE
TAUBMAN CENTERS INC                    Common    876664103     5,835,970      184,100      SH               SHARED-DEFINED   NONE
CAVCO INDUSTRIES INC                   Common    149568107     5,285,996      145,700      SH               SHARED-DEFINED   NONE
MORGUARD CORP                          Common    617577101     2,799,382      103,900      SH               SHARED-DEFINED   NONE
O'CHARLEYS INC                         Common    670823103     1,431,000      100,000      SH               SHARED-DEFINED   NONE
BEAZER HOMES USA, INC.                 Option    0755609MW     1,249,030        3,160               PUT     SHARED-DEFINED   NONE
WEYERHAEUSER CO                        Option    9621699AN       288,510          978               CALL    SHARED-DEFINED   NONE
DR. HORTON, INC.                       Option    2333189MF       195,842        1,550               PUT     SHARED-DEFINED   NONE
DR. HORTON, INC.                       Option    2333139MF        89,015          937               PUT     SHARED-DEFINED   NONE
METROPOLIS REALTY HOLDINGS LLC         Common    591728100             0       43,000      SH               SHARED-DEFINED   NONE

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            Column 1                                   Column 8

                                          VOTING
                                        AUTHORITY
         NAME OF ISSUER                    SOLE       SHARED     NONE
----------------------------------------------------------------------
CORRECTIONS CORP AMER NEW               2,486,866
WEYERHAEUSER CO                         1,019,600
PEP BOYS MANNY-MOE &JACK                4,920,700
CARRAMERICA REALTY CORPORATION          1,833,200
SHURGARD STORAGE CENTERS INC            1,091,529
HOME PROPERTIES INC                     1,178,900
MULTIPLEX GROUP (THE)                  16,168,914
CBRL GROUP INC                            998,931
POST PROPERTIES INC                       901,300
FAIRMONT HOTELS & RESORTS INC.            978,600
ALEXANDER & BALDWIN INC                   487,428
SUN COMMUNITIES INC                       729,000
McDONALD'S  CORP.                          19,564
ARBOR REALTY TRUST, INC.                  637,830
GLIMCHER REALTY TRUST                     683,300
ALEXANDERS INC.                            60,700
JER INVESTORS TRUST INC.                  839,900
ORIGEN FINANCIAL, INC.                  1,917,607
CONSOLIDATED-TOMOKA LAND CO(FLORIDA)      196,400
URSTADT BIDDLE PROPERTIES INC.            875,450
APARTMENT INVT & MGMT CO                  314,500
WEYERHAEUSER CO                             6,672
FELCOR LODGING TRUST INC                  589,600
ONE LIBERTY PROPERTIES INC                398,610
W.P. CAREY & CO.  LLC                     286,400
INTERSTATE HOTELS & RESRTS INC          1,491,710
AAMES INVESTMENT CORPORATION            1,095,200
NEW CENTURY FINANCIAL CORP                175,000
TAUBMAN CENTERS INC                       184,100
CAVCO INDUSTRIES INC                      145,700
MORGUARD CORP                             103,900
O'CHARLEYS INC                            100,000
BEAZER HOMES USA, INC.                      3,160
WEYERHAEUSER CO                               978
DR. HORTON, INC.                            1,550
DR. HORTON, INC.                              937
METROPOLIS REALTY HOLDINGS LLC             43,000